Financial Instruments	9 Months Ended
Sep. 30, 2017
Investments, All Other Investments [Abstract]
Financial Instruments
Financial Instruments

a) Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2016. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	254,020	254,020	243,173	243,173
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2	636	636	1,080	1,080
Interest rate swap agreements – liabilities	Level 2	(81,475)	(81,475)	(87,681)	(87,681)
Interest rate swaption agreements – assets	Level 2	15	15	3,283	3,283
Interest rate swaption agreements – liabilities	Level 2	(535)	(535)	(4,230)	(4,230)
Cross-currency swap agreements – assets	Level 2	8,688	8,688	—	—
Cross-currency swap agreements – liabilities	Level 2	(49,956)	(49,956)	(99,786)	(99,786)
Other derivative	Level 3	2,390	2,390	2,134	2,134
Non-recurring:
Vessels held for sale (notes 14b and 14e)	Level 2	17,000	17,000	20,580	20,580
Vessels and equipment (note 14d)	Level 2	17,000	17,000	—	—
Vessels under capital leases (note 14e)	Level 3	52,914	52,914	—	—
Other:
Advances to equity-accounted joint ventures (note 6)	(i)	131,439	(i)	272,514	(i)
Long-term receivable included in accounts receivable and other assets (ii)	Level 3	5,028	5,004	10,985	10,944
Long-term debt – public (note 7)	Level 1	(387,831)	(395,473)	(368,612)	(366,418)
Long-term debt – non-public (note 7)	Level 2	(1,508,576)	(1,472,367)	(1,422,614)	(1,381,287)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)
As described in Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2016, the estimated fair value of the non-interest bearing receivable from Royal Dutch Shell Plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of September 30, 2017 was $5.0 million (December 31, 2016 – $10.9 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held by the Partnership, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in fair value during the nine months ended September 30, 2017 and 2016 for the Partnership’s other derivative instrument, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Nine Months Ended September 30,
	2017	2016
	$	$
Fair value at beginning of period	2,134	(6,296)
Realized and unrealized gains included in earnings	1,410	4,550
Settlement payments	(1,154)	2,556
Fair value at end of period	2,390	810

The Partnership’s Suezmax tanker, the Toledo Spirit, operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract ends in August 2025, although the charterer has the right to terminate the time-charter contract in July 2018. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The estimated fair value of this other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates, as well as an estimated discount rate. The estimated fair value of this other derivative as of September 30, 2017 is based upon an average daily tanker rate of $18,000 (September 30, 2016 – $22,875) over the remaining duration of the charter contract and a discount rate of 8.4% (September 30, 2016 – 8.0%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b) Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			September 30, 2017	December 31, 2016
Class of Financing Receivable	Credit Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	633,805	643,008
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	5,028	12,171
Advances to equity-accounted joint ventures (note 6)	Other internal metrics	Performing	131,439	272,514
			770,272	927,693